Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Schedule of components of income tax expense

	Years Ended December 31,
(in thousands)	2017	2016	2015
Current income tax expense:
Federal	$210,550	140,079	139,228
State	20,316	9,218	9,255
Foreign	7,500	4,443	4,762
Total current income tax expense	238,366	153,740	153,245
Deferred income tax (benefit) expense:
Federal	(178,879)	8,393	(2,198)
State	5,093	(65)	442
Foreign	1,298	(893)	(125)
Total deferred income tax (benefit) expense	(172,488)	7,435	(1,881)
Total income tax expense	$65,878	161,175	151,364

Schedule of components of income before income tax expense

	Years Ended December 31,
(in thousands)	2017	2016	2015
Components of income before income tax expense:
Domestic	$603,260	454,628	485,191
Foreign	14,302	6,404	8,373
Total income before income tax expense	$617,562	461,032	493,564

Schedule of reconciliation of income tax expense to amounts computed by applying statutory income tax rate

	Years Ended December 31,
(in thousands)	2017	2016	2015
Computed "expected" income tax expense	$216,147	161,425	173,911
Increase (decrease) in income tax expense resulting from:
International tax rate differential and equity income	11,953	8,715	8,367
State income tax expense, net of federal income tax effect	12,470	9,127	7,101
Increase (decrease) in valuation allowance	8,230	2,855	(517)
Tax credits	(20,998)	(15,695)	(28,831)
Share-based compensation	(14,310)	—	—
Deduction for domestic production activities	(17,150)	(12,950)	(11,550)
Re-measurement of deferred tax asset / deferred tax liability	(146,093)	—	—
Permanent differences and other, net	15,629	7,698	2,883
Total income tax expense	$65,878	161,175	151,364

Schedule of significant components of net deferred tax liability

	As of December 31,
(in thousands)	2017	2016
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$35,089	34,490
Allowances for doubtful accounts and billing adjustments	852	1,512
Deferred revenue	17,813	27,461
Share-based compensation	15,170	25,497
Foreign currency translation	—	4,019
Other, net	14,915	38,341
Total deferred income tax assets	83,839	131,320
Less valuation allowance for deferred income tax assets	(29,531)	(21,301)
Net deferred income tax assets	54,308	110,019
Deferred income tax liabilities:
Excess tax over financial statement depreciation	(43,056)	(63,432)
Computer software development costs	(48,244)	(80,837)
Purchased intangibles	(42,467)	(344,547)
Foreign currency translation	(942)	—
Partnership interests	(143,908)	(18,776)
Other, net	(7,917)	(14,924)
Total deferred income tax liabilities	(286,534)	(522,516)
Net deferred income tax liabilities	$(232,226)	(412,497)

Total net deferred tax assets (liabilities):
Noncurrent deferred tax asset	$6,091	7,055
Noncurrent deferred tax liability	(238,317)	(419,552)
Net deferred tax liability	$(232,226)	(412,497)

Schedule of reconciliation of unrecognized tax liabilities

	Years Ended December 31,
(in millions)	2017	2016	2015
Beginning balance	$16.5	13.1	6.7
Current activity:
Additions based on tax positions related to current year	4.9	3.4	2.3
Additions for tax positions of prior years	4.6	3.0	4.7
Reductions for tax positions of prior years	—	—	(0.6)
Decreases resulting from settlements with tax authorities	(2.2)	(3.0)	—
Net current activity	7.3	3.4	6.4
Ending balance	$23.8	16.5	13.1

[1]	Unrecognized state tax liabilities are not adjusted for the federal tax impact.